CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Receipts from sales	$ 153,424	$ 112,534	$ 64,749
Payments to suppliers and employees	(57,676)	(40,000)	(32,634)
Payments of transaction-related costs	(13,574)
Settlements of restoration provision	(36)	(132)	(110)
Payments for commodity derivative settlements, net	(5,186)	(1,428)	10,630
Receipts from commodity derivative premiums, net	634
Income taxes received, net		3,999	25
Federal withholding tax paid	(2,301)
Other operating activities		(197)
NET CASH PROVIDED BY OPERATING ACTIVITIES	75,285	74,776	42,660
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for development expenditure	(170,363)	(101,043)	(64,130)
Payments for exploration assets	(5,294)	(8,351)	(2,852)
Payments for acquisition of oil and gas properties	(215,789)		(23,506)
Sale of non-current assets	100	15,348	7,141
Payments for property and equipment	(363)	(657)	(295)
Other investing activities		2,200	3,651
NET CASH USED IN INVESTING ACTIVITIES	(391,709)	(92,503)	(79,991)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of shares	253,517		67,499
Payments for costs of equity capital raisings	(10,293)		(3,330)
Payments for interest rate derivative settlements	(297)
Borrowing costs paid, net of capitalized portion	(25,394)	(12,381)	(11,753)
Deferred financing fees capitalized	(16,910)
Receipts from (payments for) foreign currency derivatives	6,838		(390)
Proceeds from borrowings	315,000	47,199
Repayments of borrowings	(210,194)	(28,755)	(250)
NET CASH PROVIDED BY FINANCING ACTIVITIES	312,267	6,063	51,776
Net increase (decrease) in cash and cash equivalents	(4,157)	(11,664)	14,445
Cash and cash equivalents at beginning of year	5,761	17,463	3,468
Effect of exchange rates on cash	(23)	(38)	(450)
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,581	$ 5,761	$ 17,463